Earnings (Loss) Per Share	12 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Earnings (Loss) Per Share
19.	Earnings (Loss) Per Share

For the year ended December 31, 2010, six months ended June 30, 2011 and the years ended June 30, 2012 and 2013, all of the ordinary shares issuable upon exercising employee share options were not included in the calculation of dilutive earnings (loss) per share because the effect of inclusion would be anti-dilutive. Options to purchase 5,934,200, 7,839,867 and 6,852,333 ordinary shares were exercisable as at June 30, 2011, 2012 and 2013, respectively.